CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014
Gross revenue	$ 475,338	$ 390,529	$ 2,003,286	$ 1,768,312
Cost of revenue	(204,375)	(144,566)	(721,656)	(871,904)
Gross profit	270,963	245,963	1,281,630	896,408
Selling, general and administrative expenses	(1,604,404)	(2,007,741)	(6,942,406)	(8,736,478)
Research and development expense	(232,610)	(382,750)	(1,479,367)	(2,853,078)
Loss from operations	(1,566,051)	(2,144,528)	(7,140,143)	(10,693,148)
Other income (expense)
Gain on sale of investment	637,100	0	910,000	0
Other income and currency exchange income	1,386	1,541	7,248	27,072
Interest expense	(150,329)	(164,050)	(1,617,028)	(745,277)
Debt conversion inducement cost	0	(60,419)	(60,419)	0
Loss on disposal of assets	(182)	(874)	(42,506)	(19,144)
Gain on discontinued operations			0	1,245,712
Change in fair value of derivative liabilities	(7,468)	(599,168)	(1,631,586)	(1,289,985)
Total other income (expense)	480,507	(822,970)	(2,434,291)	(781,622)
Loss before income taxes	(1,085,544)	(2,967,498)	(9,574,434)	(11,474,770)
Provision for income taxes	0	0	0	0
Net loss	(1,085,544)	(2,967,498)	(9,574,434)	(11,474,770)
Foreign currency translation adjustment	48	(392)	429	(23,455)
Total comprehensive loss	$ (1,085,496)	$ (2,967,890)	$ (9,574,005)	$ (11,498,225)
Weighted average number of shares outstanding - basic and diluted	5,331,979	3,770,589	4,387,961	2,710,505
Net loss per share - basic and diluted	$ (0.25)	$ (0.75)	$ (2.18)	$ (4.24)